Note 18 - Financial Instruments with Off-Balance Sheet Risk (Details) - Obligations from Other Commitments $ in Thousands	Dec. 31, 2015 USD ($)
Other Commercial Commitments:
Other Commitments	$ 86,040
Other Commitments due less than 1 year	34,896
Other Commitments due 1 - 3 years	15,025
Other Commitments due 4 - 4 years	12,155
Other Commitments due after 5 years	23,964
Commercial Lines of Credit [Member]
Other Commercial Commitments:
Other Commitments	45,513
Other Commitments due less than 1 year	26,752
Other Commitments due 1 - 3 years	5,408
Other Commitments due 4 - 4 years	8,343
Other Commitments due after 5 years	5,010
Commitments to Lend [Member]
Other Commercial Commitments:
Other Commitments	39,450
Other Commitments due less than 1 year	7,072
Other Commitments due 1 - 3 years	9,612
Other Commitments due 4 - 4 years	3,812
Other Commitments due after 5 years	18,954
Standby Letters of Credit [Member]
Other Commercial Commitments:
Other Commitments	1,077
Other Commitments due less than 1 year	1,072
Other Commitments due 1 - 3 years	5
Other Commitments due 4 - 4 years	0
Other Commitments due after 5 years	$ 0